STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net loss for the year	$ (191,795)	$ (193,182)	$ (168,208)
Non-cash items included in net loss
Accrued interest expense	32,593	10,642	0
Changes in working capital related to operating activities
Receivables	0	0	6,518
Prepaid expenses	(647)	(433)	(693)
Trade and accrued payables	1,687	2,043	(29,413)
Net cash used in operating activities	(158,162)	(180,930)	(191,796)
FINANCING ACTIVITY
Loan from PXP Energy Corporation	356,500	278,620	0
Net cash provided by financing activity	356,500	278,620	0
INVESTING ACTIVITY
Loan to Forum Energy Limited	(204,000)	(198,620)	124,557
Net cash provided by (used in) investing activity	(204,000)	(198,620)	124,557
Net decrease in cash	(5,662)	(100,930)	(67,239)
Cash - beginning of the year	13,068	113,998	181,237
Cash - end of the year	$ 7,406	$ 13,068	$ 113,998